UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2004
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
August 4, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 91
Form 13F Information Table Value Total: 1,461,745
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207R101     9234 350850.000SH      SOLE                        350850.000
Abitibi-Consol                 COM              003924107     1985 280000.000SH      SOLE                        280000.000
Allstate Insurance Grp.        COM              020002101    14403 316825.000SH      SOLE                        316825.000
Altria Group Inc               COM              02209S103    32457 596086.000SH      SOLE                        596086.000
American Woodmark Corp         COM              030506109    24087 362424.150SH      SOLE                        362424.150
Anadarko Petroleum Corp.       COM              032511107    10505 202560.000SH      SOLE                        202560.000
Atmel Corp                     COM              049513104     7381 1135600.000SH     SOLE                        1135600.000
Beazer Homes Inc.              COM              07556Q105    33524 316530.769SH      SOLE                        316530.769
Berkshire Hathaway CL A        COM              084670108      280    3.000 SH       SOLE                             3.000
Black & Decker Corp            COM              091797100    37145 652360.000SH      SOLE                        652360.000
CAVCO INDS INC DEL COM         COM              149568107     1286 34899.000SH       SOLE                         34899.000
Calpine Corp.                  COM              131347106    14145 3029004.000SH     SOLE                        3029004.000
Capital One Financial Corp.    COM              14040H105    55384 734240.000SH      SOLE                        734240.000
Cemex S A Ssponsor ADR New Rep COM              151290889    31310 1049966.399SH     SOLE                        1049966.399
Cendant                        COM              151313103    50050 2052075.000SH     SOLE                        2052075.000
Centex Corp                    COM              152312104    85243 1576830.000SH     SOLE                        1576830.000
Citigroup Inc.                 COM              172967101    46283 895226.031SH      SOLE                        895226.031
ConocoPhillips                 COM              20825C104    10672 152874.000SH      SOLE                        152874.000
Countrywide Financial Corp.    COM              222372104    76517 797883.109SH      SOLE                        797883.109
Cytyc Corp Com                 COM              232946103     2232 100300.000SH      SOLE                        100300.000
D&K Healthcare                 COM              232861104     5568 543200.000SH      SOLE                        543200.000
DEVON ENERGY CORP NEW COM      COM              25179M103    24062 413798.000SH      SOLE                        413798.000
Dynamic Oil & Gas Inc.         COM              267906105     1079 306500.000SH      SOLE                        306500.000
Dynegy Inc.                    COM              26816Q101     2059 520000.000SH      SOLE                        520000.000
Eagle Materials Inc            COM              26969P108     1966 33400.000SH       SOLE                         33400.000
Eagle Materials Inc Cl B       COM              26969P207     6770 115921.000SH      SOLE                        115921.000
El Paso Corporation            COM              28336l109     5735 806629.000SH      SOLE                        806629.000
EnPro Industries Inc.          COM              29355X107     2460 130000.000SH      SOLE                        130000.000
Ethan Allen Interiors Inc      COM              297602104     1238 30000.000SH       SOLE                         30000.000
Exelon Corp.                   COM              30161N101     7170 104110.000SH      SOLE                        104110.000
Fannie Mae                     COM              313586109    49960 671957.000SH      SOLE                        671957.000
Fidelity National Financial    COM              316326107    75616 1909484.000SH     SOLE                        1909484.000
Furniture Brands Intl. Inc.    COM              360921100     5126 159200.000SH      SOLE                        159200.000
Gabelli Asset Management       COM              36239Y102     5029 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108      930 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      938 30726.000SH       SOLE                         30726.000
GlobalSantaFe Corp             COM              G3930E101      223 8048.000 SH       SOLE                          8048.000
Goodrich Corp.                 COM              382388106    13043 464660.000SH      SOLE                        464660.000
Graco Inc.                     COM              384109104     6893 236790.000SH      SOLE                        236790.000
Harley Davidson Inc.           COM              412822108    12023 225396.000SH      SOLE                        225396.000
Houston Exploration            COM              442120101    14234 318230.000SH      SOLE                        318230.000
Intel Corp                     COM              458140100      646 23754.000SH       SOLE                         23754.000
International Business Machine COM              459200101    13883 151164.916SH      SOLE                        151164.916
JLG Industries Inc.            COM              466210101      616 43100.000SH       SOLE                         43100.000
Johnson & Johnson              COM              478160104    36017 710118.000SH      SOLE                        710118.000
LEAR CORP COM                  COM              521865105    14911 240660.000SH      SOLE                        240660.000
LENNAR CORP CL A               COM              526057104     1285 23775.000SH       SOLE                         23775.000
Lamson & Sessions              COM              513696104     3040 538000.000SH      SOLE                        538000.000
MARSHALL EDWARDS INC COM       COM              572322303      600 50000.000SH       SOLE                         50000.000
Masco Corp                     COM              574599106    10643 349625.000SH      SOLE                        349625.000
Mastec Inc.                    COM              576323109     7039 743330.000SH      SOLE                        743330.000
Meritage Corp.                 COM              59001A102    40587 546630.000SH      SOLE                        546630.000
Merrill Lynch                  COM              590188108    28335 475740.000SH      SOLE                        475740.000
Metris Companies               COM              591598107     1767 219800.000SH      SOLE                        219800.000
Mohawk Industries, Inc.        COM              608190104    41810 507714.000SH      SOLE                        507714.000
Monaco Coach                   COM              60886R103     5814 216950.000SH      SOLE                        216950.000
Morgan Stanley                 COM              617446448     9702 169320.000SH      SOLE                        169320.000
NOVAGOLD RES INC COM NEW       COM              66987E206      927 184700.000SH      SOLE                        184700.000
NVR Inc.                       COM              62944T105    60081 130610.000SH      SOLE                        130610.000
Nabors Industries LTD New (Ber COM              G6359F103    34867 762130.000SH      SOLE                        762130.000
National RV Holdings           COM              637277104     4725 299036.000SH      SOLE                        299036.000
Novogen LTD                    COM              67010F103     2000 80000.000SH       SOLE                         80000.000
Opsware Inc.                   COM              68383A101     1194 158000.000SH      SOLE                        158000.000
Orthodontic Centers of America COM              68750P103     6849 867020.000SH      SOLE                        867020.000
PNC Financial                  COM              693475105      478 8620.000 SH       SOLE                          8620.000
PPL CORP COM                   COM              69351T106    13680 300000.000SH      SOLE                        300000.000
Patterson Energy Inc.          COM              703481101    36414 1028340.000SH     SOLE                        1028340.000
Photon Dynamics Inc.           COM              719364101     8947 274200.000SH      SOLE                        274200.000
Polaris Industries, Inc.       COM              731068102    25496 561090.000SH      SOLE                        561090.000
Pulte Homes, Inc.              COM              745867101    17949 322830.000SH      SOLE                        322830.000
R G Barry Corp                 COM              068798107      938 322200.000SH      SOLE                        322200.000
Rush Enterprises CLA           COM              781846209     3271 282005.000SH      SOLE                        282005.000
Rush Enterprises CLB           COM              781846308     3277 283005.000SH      SOLE                        283005.000
Sovereign Bancorp Inc.         COM              845905108      643 30000.000SH       SOLE                         30000.000
Stanley Furniture Inc New      COM              854305208    16902 435285.000SH      SOLE                        435285.000
Superconductor Technologies In COM              867931107      844 366839.000SH      SOLE                        366839.000
Superior Industries Intl Inc   COM              868168105    15638 441250.000SH      SOLE                        441250.000
Supervalu Inc.                 COM              868536103     5558 182000.000SH      SOLE                        182000.000
Telefonos De Mexico            COM              879403780      400 11460.000SH       SOLE                         11460.000
Terex Corp Del                 COM              880779103     4804 129950.000SH      SOLE                        129950.000
Texas Industries Inc.          COM              882491103     8529 235925.451SH      SOLE                        235925.451
Thor Industries Inc.           COM              885160101    18195 677400.000SH      SOLE                        677400.000
Toll Brothers Inc.             COM              889478103     3221 70900.000SH       SOLE                         70900.000
Travelers Property Casualty CL COM              89420G109      341 19873.000SH       SOLE                         19873.000
Travelers Property Casualty CL COM              89420G406    12398 717882.000SH      SOLE                        717882.000
Tyco International LTD         COM              902124106    45233 1578810.000SH     SOLE                        1578810.000
UTStarcom, Inc.                COM              918076100    20358 708100.000SH      SOLE                        708100.000
UnitedHealth Group Inc.        COM              91324P102     7224 112100.000SH      SOLE                        112100.000
Washington Mutual Inc.         COM              939322103    25382 594292.000SH      SOLE                        594292.000
Whirlpool Corp                 COM              963320106    22545 327355.000SH      SOLE                        327355.000
Winnebago Inds. Inc.           COM              974637100    29497 946340.000SH      SOLE                        946340.000